Supplement dated November 15, 2013 to the Wilmington Funds Prospectus dated

August 31, 2013 (the “Prospectus”)

Effective November 15, 2013, the information in the Prospectus with respect to the Wilmington Multi-Manager Alternatives Fund will be amended, supplemented or replaced as follows:

Removal of Portfolio Manager

Effective at the close of business on November 15, 2013, Mark Monroe of ADAR Investment Management, LLC (“ADAR”) will cease to be a portfolio manager of the Wilmington Multi-Manager Alternatives Fund (the “Fund”). Accordingly, as of November 15, 2013, all references to Mark Monroe in the Prospectus are hereby deleted and replaced as described below:

The following amends and replaces information in the sub-section entitled “Investment Sub-Advisors” on page 28 of the Prospectus:

Investment Sub-Advisors

Wilmington Trust Investment Advisors, Inc. (“WTIA”), Acuity Capital Management, LLC (“Acuity”), ADAR Investment Management, LLC (“ADAR”), Calypso Capital Management, LP (“Calypso”), TIG Advisors, LLC (“TIG”), Parametric Risk Advisers (“Parametric RA”) and P/E Global LLC (“PE Global”).

Portfolio Managers	Title	Service Date (with the Fund)
Thomas R. Pierce, CFA	Chief Investment Strategist at WTIA	2012
Howard M. Needle	Managing Member and Portfolio Manager at Acuity	2012
Greg Silberman, CA (SA), CFA	Vice President at WTIA	2012
Joshua A. Savadove, CFA, CAIA	Vice President at WTIA	2012
David J. Harris	Managing Member and Portfolio Manager at Acuity	2012
Yehuda Blinder	Managing Member and Portfolio Manager at ADAR	2012
Casey Gard	Managing Partner and Portfolio Manager at Calypso	2012
Stefan Mykytiuk	Portfolio Manager at TIG	2012
Ken Everding	Managing Director and Portfolio Manager at Parametric RA	2012
Jonathan Orseck	Managing Director and Portfolio Manager at Parametric RA	2012
Warren S. Naphtal	Chief Investment Officer at PE Global	2013
J. Richard Zecher, PhD	Strategist and Risk Manager at PE Global	2013

The following amends and replaces certain information on page 114 of the Prospectus under the sub-section entitled “Portfolio Manager Responsibilities” for the Fund:

Multi-Manager Alternatives Fund – Thomas R. Pierce, CFA, Greg Silberman, CFA, CA( SA) and Joshua A. Savadove, CFA, CAIA of WTIA are responsible for the day-today-management of the Multi-Manager Alternatives Fund. Howard M. Needle and David J. Harris are responsible for the day-to-day management of any portion of the Fund allocated to Acuity Capital. Yehuda Blinder is responsible for the day-to-day management of any portion of the Fund allocated to ADAR. Casey Gard is responsible for the day-to-day management of any portion of the Fund allocated to Calypso. Stefan Mykytiuk is responsible for the day-to-day management of any portion of the Fund allocated to TIG. Ken Everding and Jonathan Orseck are responsible for the day-to-day management of any portion of the Fund allocated to Parametric RA. Warren S. Naphtal and J. Richard Zecher, PhD are responsible for the day-to-day management of any portion of the Fund allocated to PE Global.

The “Portfolio Manager Biography” of Mark Monroe on page 118 of the Prospectus is hereby deleted.

Please keep this Supplement for future reference.

SP-WT-PRO-001-1113

Supplement dated November 15, 2013, to the Wilmington Funds Statement of Additional

Information dated August 31, 2013 (the “SAI”)

Wilmington Multi-Manager Alternatives Fund (the “Fund”)

Effective at the close of business on November 15, 2013, Mark Monroe of ADAR Investment Management, LLC (“ADAR”) will cease to be a portfolio manager of the Fund. Accordingly, as of November 15, 2013, all references to Mark Monroe in the SAI are hereby deleted.

Please keep this Supplement for future reference.

SP-WT-SAI-001-1113